DUE TO RELATED PARTIES (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Related Party Transaction [Line Items]
Shenzhen TOFA Complex Metal Material Co. Ltd	$ 166,297		$ 137,703
Shenzhen Tofa Complex Metal Material Co Ltd [Member]
Related Party Transaction [Line Items]
Shenzhen TOFA Complex Metal Material Co. Ltd	$ 166,297	[1]	$ 137,703	[1]

[1]	This represents certain advances received by the Group from the entity for operating purpose.